Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 109,523	$ 99,275	$ 88,313
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,276	30,158	28,526
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,718	24,854	17,495
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,491	13,208	8,889
Asia Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,214	7,836	11,336
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,563	10,219	12,518
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,079	5,380	5,739
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,182	7,035	3,204
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 585	$ 606